Segment Reporting (Details) - Schedule of disaggregation of revenue by channel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 17,800	$ 15,374
Mass retail [Member]
Disaggregation of Revenue [Line Items]
Revenue	9,920	8,070
Distributors [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,796	5,835
Specialty, health and other retail [Member]
Disaggregation of Revenue [Line Items]
Revenue	578	945
E-commerce [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 506	$ 524